Accumulated Other Comprehensive Loss	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Loss

10. Accumulated Other Comprehensive Loss

The changes in accumulated other comprehensive loss by component for the three months ended March 31, 2013 were as follows (net of tax):

	Derivative instruments (1)	Pension adjustment (2)	Cumulative translation adjustment	Total
	(In thousands)
Balance at January 1, 2013	$(294)	$(1,818)	$(25,576)	$(27,688)
Other comprehensive income/(loss) before reclassifications	7	76	(15,523)	(15,440)
Amounts reclassified from accumulated other comprehensive income/(loss)	78	(22)	—	56

Net year-to-date other comprehensive income/(loss), net of taxes of $66	85	54	(15,523)	(15,384)

Balance at March 31, 2013	$(209)	$(1,764)	$(41,099)	$(43,072)

(1)	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 “Derivative Financial Instruments.”
(2)	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 “Employee Retirement and Profit Sharing Plans.”

12. Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss comprises net income plus all other changes in equity from non-owner sources. The components of accumulated other comprehensive loss, as reflected in the consolidated statements of equity at December 31, 2012 and 2011, are as follows:

	December 31,
	2012	2011
	(In thousands)
Cumulative translation adjustment	$(25,576)	$(35,775)
Fair value of derivative intruments, net of tax	(294)	259
Pension and other postretirement liability adjustment, net of tax	(1,818)	(819)

Total accumulated other comprehensive loss	$(27,688)	$(36,335)